NET INVESTMENT INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
NET INVESTMENT INCOME (LOSS)
NET INVESTMENT INCOME (LOSS)

18.NET INVESTMENT INCOME (LOSS)

Net investment income (loss) consists of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net investment income (loss)	(9,810,585)	24,093,019	8,788,576	1,204,030